19. SHAREHOLDERS' EQUITY (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Shareholders Equity Details Narrative
Issued capital	R$ 4,540,000	R$ 4,540,000
Number of common shares outstanding	1,387,524,047	1,387,524,047